Deferred Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Statutory Tax Rate	27.00%	27.00%
British Columbia
Statement [Line Items]
Statutory Tax Rate	12.00%
Canadian
Statement [Line Items]
Statutory Tax Rate	15.00%